Financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Investments held to maturity [Abstract]
Brazilian government securities	[1]	R$ 206,756,050
Bank debt securities	[1]	10,164,454
Corporate debt and marketable equity securities	[1]	9,303,942
Mutual funds	[1]	3,657,393
Brazilian sovereign bonds	[1]	659,603
Foreign governments securities	[1]	849,114
Derivative financial instruments	[1]	14,770,594
Total		R$ 246,161,150	[1]	R$ 0

[1]	In 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.